Total Invested Assets and Related Net Investment Income - Reconciliation of Assets Categorized in Level 3 (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 137,691
Ending balance	271,827	$ 269,112
Fair value and foreign currency changes on assets and liabilities	(3,373)	2,603
Fair value changes on investment properties	529	211
Revaluation surplus		172
Increase to accumulated other comprehensive income, net of tax	0	139
Income tax relating to changes in revaluation surplus of other comprehensive income	0	33
Recurring fair value measurement
Changes in fair value measurement, assets [abstract]
Ending balance	203,236	205,239
Recurring fair value measurement | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	10,700	9,785
Included in net income	544	162
Included in OCI	(22)	18
Purchases	2,022	1,716
Sales	(1,427)	(722)
Settlements	(27)	(79)
Transfers into Level 3	18	512
Transfers (out) of Level 3	(385)	(546)
Foreign currency translation	225	(146)
Ending balance	11,648	10,700
Fair value and foreign currency changes on assets and liabilities	441	123
Recurring fair value measurement | Other invested assets
Changes in fair value measurement, assets [abstract]
Ending balance	3,322	2,773
Recurring fair value measurement | Other invested assets | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	1,721	1,544
Included in net income	69	(59)
Included in OCI	(9)	18
Purchases	644	505
Sales	(227)	318
Settlements	0	0
Transfers into Level 3	0	49
Transfers (out) of Level 3	0	0
Foreign currency translation	43	(18)
Ending balance	2,241	1,721
Fair value and foreign currency changes on assets and liabilities	69	(59)
Recurring fair value measurement | Investment properties
Changes in fair value measurement, assets [abstract]
Ending balance	7,157	7,067
Recurring fair value measurement | Investment properties | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	7,067	6,592
Included in net income	441	158
Included in OCI	0	0
Purchases	621	448
Sales	(1,113)	277
Settlements	0	0
Transfers into Level 3	0	259
Transfers (out) of Level 3	0	0
Foreign currency translation	141	(113)
Ending balance	7,157	7,067
Fair value and foreign currency changes on assets and liabilities	331	147
Recurring fair value measurement | Total invested assets measured at fair value
Changes in fair value measurement, assets [abstract]
Ending balance	100,174	98,847
Recurring fair value measurement | Total invested assets measured at fair value | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	9,546	8,920
Included in net income	515	102
Included in OCI	(22)	18
Purchases	1,592	1,414
Sales	(1,396)	(645)
Settlements	(26)	(78)
Transfers into Level 3	14	512
Transfers (out) of Level 3	(380)	(546)
Foreign currency translation	209	(151)
Ending balance	10,052	9,546
Fair value and foreign currency changes on assets and liabilities	414	96
Recurring fair value measurement | Investments for account of segregated fund holders
Changes in fair value measurement, assets [abstract]
Ending balance	103,062	106,392
Recurring fair value measurement | Investments for account of segregated fund holders | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	1,154	865
Included in net income	29	60
Included in OCI	0	0
Purchases	430	302
Sales	(31)	77
Settlements	(1)	1
Transfers into Level 3	4	0
Transfers (out) of Level 3	(5)	0
Foreign currency translation	16	5
Ending balance	1,596	1,154
Fair value and foreign currency changes on assets and liabilities	27	27
Fair value through profit or loss | Recurring fair value measurement | Debt securities
Changes in fair value measurement, assets [abstract]
Ending balance	61,402	59,967
Fair value through profit or loss | Recurring fair value measurement | Debt securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	417	442
Included in net income	(4)	(3)
Included in OCI	0	0
Purchases	164	180
Sales	(49)	41
Settlements	(21)	66
Transfers into Level 3	12	204
Transfers (out) of Level 3	(159)	284
Foreign currency translation	13	(15)
Ending balance	373	417
Fair value and foreign currency changes on assets and liabilities	5	0
Fair value through profit or loss | Recurring fair value measurement | Equity securities
Changes in fair value measurement, assets [abstract]
Ending balance	4,014	5,078
Fair value through profit or loss | Recurring fair value measurement | Equity securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	167	144
Included in net income	9	7
Included in OCI	0	0
Purchases	19	34
Sales	0	7
Settlements	0	7
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	7	(4)
Ending balance	202	167
Fair value and foreign currency changes on assets and liabilities	9	8
Available-for-sale | Recurring fair value measurement | Debt securities
Changes in fair value measurement, assets [abstract]
Ending balance	13,041	12,652
Available-for-sale | Recurring fair value measurement | Debt securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	136	191
Included in net income	0	(1)
Included in OCI	(5)	0
Purchases	140	215
Sales	(6)	2
Settlements	(4)	5
Transfers into Level 3	1	0
Transfers (out) of Level 3	(221)	262
Foreign currency translation	2	0
Ending balance	43	136
Fair value and foreign currency changes on assets and liabilities	0	0
Available-for-sale | Recurring fair value measurement | Equity securities
Changes in fair value measurement, assets [abstract]
Ending balance	620	942
Available-for-sale | Recurring fair value measurement | Equity securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	38	7
Included in net income	0	0
Included in OCI	(8)	0
Purchases	4	32
Sales	(1)	0
Settlements	(1)	0
Transfers into Level 3	1	0
Transfers (out) of Level 3	0	0
Foreign currency translation	3	(1)
Ending balance	36	38
Fair value and foreign currency changes on assets and liabilities	0	0
Leasing commissions and tenant inducements
Changes in fair value measurement, assets [abstract]
Fair value changes on investment properties	$ 88	$ 53